Revenue	12 Months Ended
Dec. 31, 2019
Deferred Revenues Disclosure [Abstract]
REVENUE RECOGNITION

NOTE 17:- REVENUE

Remaining performance obligations represent contracted revenue that has not yet been recognized, which includes deferred revenue and amounts that will be invoiced and recognized as revenue in future periods. The aggregate amount of consideration allocated to performance obligations either not satisfied or partially unsatisfied was approximately $134 million as of December 31, 2019. The Company expects to recognize approximately 59% in 2020 from remaining performance obligations as of December 31, 2019, and the remainder thereafter. Remaining performance obligations include the remaining non-cancelable, committed and fixed portion of these contracts for their entire duration; the remaining performance obligations related to professional services contracts that are on a T&M basis were excluded, as the Company elected to apply the practical expedients in accordance with ASC 606.

Disaggregation of revenue:

The following table provides information about disaggregated revenue by type of contract, and timing of revenue recognition (in thousands):

	Years ended December 31,
	2018	2019

Type of contract
T&M contracts	$169,416	$192,153
Fixed-priced contracts	120,291	133,521

Total	$289,707	$325,674

Timing of revenue recognition
Products transferred at a point in time	$6,521	$8,543
Products and services transferred over time	283,186	317,131

Total	$289,707	$325,674

Contract balances:

The following table provides information about trade receivables, unbilled receivables, contract assets and contract liabilities (deferred revenues) from contracts with customers (in thousands):

	December 31,
	2018	2019

Trade receivables	38,953	34,615
Contract assets *)	13,846	6,095
Short-term unbilled receivables **)	6,360	9,511
Long-term unbilled receivables **)	-	362
Deferred revenues (short-term contract liabilities)	18,057	21,021
Long-term deferred revenues (long-term contract liabilities) ***)	702	216

***)	Included in other long-term liabilities in the consolidated balance sheets

(*)	Unbilled receivables relate to revenue recognized in excess of amounts invoiced as the Company has an unconditional right to invoice and receive payment in the future related to its fulfilled obligations.

(**)	Contract assets relate to unbilled receivables, which represent revenue recognized on arrangements for which billings have not yet been presented to customers because the amounts were earned but not contractually billable as of the balance sheet date, and the right to consideration is generally subject to milestone completion, client acceptance or factors other than the passage of time.

No impairment loss was recognized in respect of the Company's outstanding contract assets during the years ended December 31, 2018 and 2019.

During the year ended December 31, 2019, the Company recognized $15,735 that was included in deferred revenues (short-term contract liability) balance at December 31, 2018.